Transactions Between Entities Under Common Control (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 31, 2015 power_plant MW
Business Acquisition [Line Items]
Cash and cash equivalents	$ 468,554		$ 1,044		$ 3		$ 0
Due from SunEdison and affiliates, net	0		0
Prepaid expenses and other current assets	22,620		3,079
Property and equipment, net	2,554,904		407,356
Assets	3,586,420	[1]	566,877	[1]	158,955	[1]
Current portion of long-term debt	84,104		36,682
Accounts payable, accrued expenses and other current liabilities	82,605		8,688
Due to SunEdison and affiliates, net	153,052		82,051
Long-term debt and financing lease obligations, less current portion	1,568,517		371,427
Liabilities	2,046,161		551,425
VAT receivable, prepaid expenses and other current assets	22,911		(33,701)		(786)
Accounts payable, accrued interest, and other current liabilities	4,236		4,774		(613)
Cash paid to SunEdison and third parties for solar generation facility construction	(1,052,871)		(205,361)		(2,274)
Deposit for acquisition of Call Right Projects	0
Borrowings of long-term debt	463,683		304,729		0
Principal payments on long-term debt	(341,336)		(4,641)		(2,291)
Net increase in cash and cash equivalents	467,940		1,041		3
Effect of exchange rate changes on cash and cash equivalents	(430)		0		0
December 31, 2014 As Reported
Business Acquisition [Line Items]
Cash and cash equivalents	468,393
Due from SunEdison and affiliates, net	19,640
Prepaid expenses and other current assets	21,840
Property and equipment, net	2,327,803
Current portion of long-term debt	80,133
Accounts payable, accrued expenses and other current liabilities	81,781
Due to SunEdison and affiliates, net	0
Long-term debt and financing lease obligations, less current portion	1,517,962
VAT receivable, prepaid expenses and other current assets	23,730
Accounts payable, accrued interest, and other current liabilities	3,371
Cash paid to SunEdison and third parties for solar generation facility construction	(816,682)
Deposit for acquisition of Call Right Projects	(34,000)
Borrowings of long-term debt	399,806
Net increase in cash and cash equivalents	467,513
Effect of exchange rate changes on cash and cash equivalents	(164)
Acquired Call Rights Projects
Business Acquisition [Line Items]
Cash and cash equivalents	161
Due from SunEdison and affiliates, net	(19,640)
Prepaid expenses and other current assets	780
Property and equipment, net	227,101
Assets	208,402
Current portion of long-term debt	3,971
Accounts payable, accrued expenses and other current liabilities	824
Due to SunEdison and affiliates, net	153,052
Long-term debt and financing lease obligations, less current portion	50,555
Liabilities	208,402
VAT receivable, prepaid expenses and other current assets	(819)
Accounts payable, accrued interest, and other current liabilities	865
Cash paid to SunEdison and third parties for solar generation facility construction	(236,189)
Deposit for acquisition of Call Right Projects	34,000
Borrowings of long-term debt	63,877
Net increase in cash and cash equivalents	427
Effect of exchange rate changes on cash and cash equivalents	$ (266)
Subsequent Event
Business Acquisition [Line Items]
Number of energy facilities acquired								19
Solar energy generation system capacity (in megawatts)								161.1

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.